Note 21 Deposits from credit institutions (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 33,798	€ 40,039
SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		5,574	4,585
MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,566	1,431
TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,632	587
South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		2,630	2,659
Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		16,712	25,097
Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		5,684	5,681
Demand deposits at amortized cost [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		8,767	6,629
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		1,965	1,252
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		733	789
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		673	16
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		349	416
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		4,119	3,011
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		929	1,145
Time deposits and other [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	14,794	12,871
Time deposits and other [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,988	2,434
Time deposits and other [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	808	642
Time deposits and other [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	769	535
Time deposits and other [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	2,282	2,242
Time deposits and other [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	3,268	2,742
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks	[1]	4,679	4,277
Repurchase Agreements [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		10,237	20,539
Repurchase Agreements [Member] | SPAIN
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		621	899
Repurchase Agreements [Member] | MEXICO
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		26	0
Repurchase Agreements [Member] | TURKEY
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		190	37
Repurchase Agreements [Member] | South America [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		9,325	19,344
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Banks Breakdown By Geography [Line Items]
Deposits from banks		€ 76	€ 259

[1]	(1) Subordinated deposits are included amounting to €48 million and €35 million as of June 30, 2024 and December 31, 2023, respectively.